Summary of (loss) income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (16,552)	$ (22,727)	$ (8,477)
Germany [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(10,935)	(16,756)	(4,383)
Canada [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(5,371)	(5,679)	(3,860)
United States [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (246)	$ (292)	$ (234)